Tax Matters (Tables)	12 Months Ended
Dec. 31, 2022
Income Taxes [Abstract]
Schedule of Deferred Taxes Movement
The movements in deferred taxes in the Telefónica Group in 2022 and 2021 are as follows:

Millions of euros	Deferred tax assets	Deferred tax liabilities
Balance at December 31, 2021	5,616	2,602
Additions	1,080	685
Disposals	(1,877)	(400)
Transfers	21	(30)
Translation differences and hyperinflation adjustments	42	184
Company movements and others	2	26
Balance at December 31, 2022	4,884	3,067

Millions of euros	Deferred tax assets	Deferred tax liabilities
Balance at December 31, 2020	6,416	2,620
Additions	952	499
Disposals	(1,697)	(472)
Transfers	2	(60)
Translation differences and hyperinflation adjustments	(36)	42
Company movements and others	(21)	(27)
Balance at December 31, 2021	5,616	2,602
The estimated realization of deferred tax assets and liabilities recognized in the consolidated statement of financial position in 2022 is as follows:

Millions of euros
12/31/2022	Total	Less than 1 year	More than 1 year
Deferred tax assets	4,884	749	4,135
Deferred tax liabilities	3,067	296	2,771

Millions of euros	12/31/2022	12/31/2021
Tax credits for loss carryforwards	2,011	2,639
Unused tax deductions	565	903
Deferred tax assets for temporary differences	2,308	2,074
Total deferred tax assets	4,884	5,616
The movements in Tax credits for loss carryforwards in the Telefónica Group in 2022 and 2021 are as follows:

Location of the company (Millions of euros)	Balance at 12/31/2021	Additions	Reversals	Perimeter changes	Translation differences and other	Balance at 12/31/2022
Spain	999	58	(600)	—	—	457
Germany	778	153	(122)	1	—	810
Latin America	861	64	(216)	—	32	741
Other	1	3	(1)	—	—	3
Total tax credits for loss carryforwards	2,639	278	(939)	1	32	2,011

Location of the company (Millions of euros)	Balance at 12/31/2020	Additions	Reversals	Perimeter changes	Translation differences and other	Balance at 12/31/2021
Spain	1,283	—	(283)	—	(1)	999
Germany	813	150	(184)	—	(1)	778
Latin America	645	285	(41)	—	(28)	861
Other	—	—	—	2	(1)	1
Total tax credits for loss carryforwards	2,741	435	(508)	2	(31)	2,639

The Spanish tax group considers that unused tax loss carryforwards in Spain, taking into account tax litigation in which the group is involved, amount to 3,825 million euros at December 31, 2022:

Millions of euros	Total	Less than 1 year	More than 1 year
Tax loss carryforwards generated in the tax group	1,755	—	1,755
Tax loss carryforwards generated before consolidation in the tax group	2,070	143	1,927
The sources of deferred tax assets and liabilities from temporary differences recognized at December 31, 2022 and 2021 are as follows:

Millions of euros	12/31/2022	12/31/2021
Goodwill and intangible assets	828	244
Property, plant and equipment	473	350
Personnel commitments	1,278	1,577
Provisions	935	817
Inventories and receivables	324	308
Rights of use	51	59
Lease liabilities	1,049	1,068
Other concepts	267	187
Total deferred tax assets for temporary differences	5,205	4,610
Deferred tax assets and liabilities offset	(2,897)	(2,536)
Total deferred tax assets for temporary differences registered in the statement of financial position	2,308	2,074

Millions of euros	12/31/2022	12/31/2021
Goodwill and intangible assets	1,970	1,712
Property, plant and equipment	1,282	1,204
Personnel commitments	12	11
Provisions	447	403
Investments in subsidiaries, associates and other shareholdings	374	278
Inventories and receivables	—	6
Rights of use	1,046	1,093
Other concepts	833	431
Total deferred tax liabilities for temporary differences	5,964	5,138
Deferred tax assets and liabilities offset	(2,897)	(2,536)
Total deferred tax liabilities for temporary differences registered in the statement of financial position	3,067	2,602

Schedule of Tax Payables and Receivables
Current tax payables and receivables at December 31, 2022 and 2021 are as follows:

Millions of euros	Balance at 12/31/2022	Balance at 12/31/2021
Tax payables
Tax withholdings	96	98
Indirect taxes	390	476
Social security	114	163
Current income taxes payable	957	1,120
Other	363	169
Total	1,920	2,026

Millions of euros	Balance at 12/31/2022	Balance at 12/31/2021
Tax receivables
Indirect taxes	569	705
Current income taxes receivable	1,549	1,310
Other	95	105
Total	2,213	2,120

Schedule of Reconciliation of Book Profit before Taxes on Taxable Income
The reconciliation between book profit before tax and the income tax expense from continuing operations for 2022, 2021 and 2020 is as follows:

Millions of euros	2022	2021	2020
Accounting profit before tax	2,960	12,095	2,583
Tax expense at prevailing statutory rate	797	2,768	532
Permanent differences	(793)	(1,705)	289
Changes in deferred tax charge due to changes in tax rates	1	51	14
(Capitalization)/reversal of tax deduction and tax relief	88	225	(103)
(Capitalization)/reversal of loss carryforwards	197	(307)	(88)
Increase/(decrease) in tax expense arising from temporary differences	43	84	(8)
Other concepts	308	262	(10)
Corporate income tax	641	1,378	626
Breakdown of current/deferred tax expense
Current tax expense	(218)	831	462
Deferred tax expense	859	547	164
Total Corporate income tax	641	1,378	626